Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Schedule of assets and liabilities measured at fair value

	December 31, 2017
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other non-current assets (Note 12):
Biological assets	27,279	—	—	27,279
Other non-current financial liabilities (Note 19):
Derivative financial instruments - cross currency swap	(33,648)	—	(33,648)	—
Derivative financial instruments - interest rate swaps	(4,392)	—	(4,392)	—

	December 31, 2016
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other non-current assets (Note 12):
Biological assets	17,365	—	—	17,365
Other non-current financial liabilities (Note 19):
Derivative financial instruments - interest rate swaps	(699)	—	(699)	—
Liabilities associated with assets held for sale (Note 29):
Derivative financial instruments - interest rate swaps	(6,630)	—	(6,630)	—

Schedule of changes fair value of biological assets classified at level 3 in the hierarchy

Level 3
US$'000
January 1, 2016	13,767
Gain recognised in profit or loss (Note 25.5)	1,891
Translation differences	1,707
December 31, 2016	17,365
Gain recognised in profit or loss (Note 25.5)	7,504
Translation differences	2,410
December 31, 2017	27,279